SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Schedule of interests in subsidiaries
The following table presents the details of the company’s subsidiaries with significant non-controlling interests:

	Jurisdiction of Formation	Ownership Interest Held by Non-Controlling Interests[1,2]
AS AT DEC. 31		2020	2019
Brookfield Property Partners L.P. (“BPY”)	Bermuda	38.3%	44.8%
Brookfield Renewable Partners L.P. (“BEP”)[3]	Bermuda	49.3%	39.5%
Brookfield Infrastructure Partners L.P. (“BIP”)[4]	Bermuda	71.5%	70.4%
Brookfield Business Partners L.P. (“BBU”)	Bermuda	36.5%	37.3%
1.Control and associated voting rights of the limited partnerships (BPY, BEP, BIP and BBU) reside with their respective general partners which are wholly owned subsidiaries of the company. The company’s general partner interest is entitled to earn base management fees and incentive payments in the form of incentive distribution rights or performance fees.
2.The company’s ownership interest in BPY, BEP, BIP and BBU includes a combination of redemption-exchange units (REUs), Class A limited partnership units, special limited partnership units, general partnership units and units or shares that are exchangeable for units in our listed partnerships, in each subsidiary, where applicable. Each of BPY, BEP, BIP and BBU’s partnership capital includes its Class A limited partnership units whereas REUs and general partnership units are considered non-controlling interests for the respective partnerships. REUs share the same economic attributes in all respects except for the redemption right attached thereto. The REUs and general partnership units participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the Class A limited partnership units of the subsidiary.
3.Ownership interest held by Non-Controlling Interests represents the combined units not held in BEP LP and Brookfield Renewable Corporation (“BEPC”).
4.Ownership interest held by Non-Controlling Interests represents the combined units not held in BIP LP and Brookfield Infrastructure Corporation (“BIPC”).
The following tables contain summarized financial information of the Corporation, BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., BIC and non-guarantor subsidiaries:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2020 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other Subsidiaries of the Company[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$626	$280	$—	$28	$—	$—	$2	$163	$70,385	$(8,732)	$62,752
Net income attributable to shareholders	(134)	73	—	—	—	—	1	91	6,368	(6,533)	(134)
Total assets	73,898	7,207	—	600	—	—	233	4,280	350,687	(93,209)	343,696
Total liabilities	38,060	5,547	—	596	—	—	3	2,690	206,877	(32,719)	221,054
Non-controlling interests – preferred equity	—	—	—	—	—	—	230	—	—	—	230

AS AT AND FOR THE YEAR ENDED DEC. 31, 2019 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other subsidiaries of the Company[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$104	$148	$—	$—	$—	$—	$—	$105	$73,310	$(5,841)	$67,826
Net income attributable to shareholders	2,807	40	—	—	—	—	—	85	3,493	(3,618)	2,807
Total assets	70,976	5,389	—	—	—	—	—	3,520	331,698	(87,614)	323,969
Total liabilities	35,963	3,994	—	—	—	—	—	2,239	195,586	(30,659)	207,123
Non-controlling interests – preferred equity	—	—	—	—	—	—	—	—	—	—	—
1.This column accounts for investments in all subsidiaries of the Corporation under the equity method.
2.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFI II, BFL, BFL II, BF AUS, BF U.K. and BIC on a combined basis.
3.This column includes the necessary amounts to present the company on a consolidated basis.